Subsidiary guarantee information (Details 4) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating activities of continuing operations (CHF million)
Net cash provided by/(used in) operating activities of continuing operations	22,074	(12,668)	38,622
Investing activities of continuing operations (CHF million)
(Increase)/decrease in interest-bearing deposits with banks	538	184	(732)
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	17,120	46,952	(15,221)
Purchase of investment securities	(677)	(480)	(1,542)
Proceeds from sale of investment securities	176	936	2,118
Maturities of investment securities	832	1,626	2,462
Investments in subsidiaries and other investments	(1,792)	(2,039)	(1,782)
Proceeds from sale of other investments	3,737	3,104	6,784
(Increase)/decrease in loans	(9,126)	(11,022)	(17,237)
Proceeds from sale of loans	1,483	1,090	689
Capital expenditures for premises and equipment and other intangible assets	(903)	(1,242)	(1,739)
Proceeds from sale of premises and equipment and other intangible assets	9	26	11
Other, net	122	3,683	222
Net cash provided by/(used in) investing activities of continuing operations	11,519	42,818	(25,967)
Financing activities of continuing operations (CHF million)
Increase/(decrease) in due to banks and customer deposits	22,463	(12,567)	27,740
Increase/(decrease) in short-term borrowings	6,002	(7,840)	4,098
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(36,347)	(39,958)	7,182
Issuances of long-term debt	39,090	38,405	34,234
Repayments of long-term debt	(55,135)	(55,936)	(37,127)
Issuances of common shares	976	1,930	1,127
Sale of treasury shares	9,764	8,355	11,853
Repurchase of treasury shares	(10,202)	(8,859)	(11,790)
Dividends paid/capital repayments	(564)	(1,296)	(1,948)
Excess tax benefits on share based awards	0	0
Other, net	(468)	394	(2,508)
Net cash provided by/(used in) financing activities of continuing operations	(24,421)	(77,372)	32,861
Effect of exchange rate changes on cash and due from banks (CHF million)
Effect of exchange rate changes on cash and due from banks	(1,216)	(1,242)	(632)
Net cash provided by/(used in) operating activities of discontinued operations (CHF million)
Net cash provided by/(used in) operating activities of discontinued operations	(1,027)	(346)	222
Net increase/(decrease) in cash and due from banks (CHF million)
Net increase/(decrease) in cash and due from banks	6,929	(48,810)	45,106
Cash and due from banks at beginning of period	61,763	110,573	65,467
Cash and due from banks at end of period	68,692	61,763	110,573
Credit Suisse (USA), Inc - Consolidated
Operating activities of continuing operations (CHF million)
Net cash provided by/(used in) operating activities of continuing operations	6,126	(4,312)	11,286
Investing activities of continuing operations (CHF million)
(Increase)/decrease in interest-bearing deposits with banks	(1)	(2)	(1)
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	(594)	22,780	(20,567)
Purchase of investment securities	0	0	0
Proceeds from sale of investment securities	23	0	0
Maturities of investment securities	0	0	0
Investments in subsidiaries and other investments	232	34	(1,032)
Proceeds from sale of other investments	2,139	1,922	4,357
(Increase)/decrease in loans	2,456	1,075	6,326
Proceeds from sale of loans	0	0	0
Capital expenditures for premises and equipment and other intangible assets	(238)	(364)	(477)
Proceeds from sale of premises and equipment and other intangible assets	0	16	0
Other, net	(87)	235	2
Net cash provided by/(used in) investing activities of continuing operations	3,930	25,696	(11,392)
Financing activities of continuing operations (CHF million)
Increase/(decrease) in due to banks and customer deposits	95	78	(27)
Increase/(decrease) in short-term borrowings	22,124	5,508	(21,801)
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(29,400)	(20,167)	30,267
Issuances of long-term debt	687	879	3,395
Repayments of long-term debt	(3,482)	(5,094)	(9,974)
Issuances of common shares	0	0	44
Sale of treasury shares	0	0	0
Repurchase of treasury shares	0	0	0
Dividends paid/capital repayments	0	0	0
Excess tax benefits on share based awards	0	0
Other, net	258	(1,714)	(4,184)
Net cash provided by/(used in) financing activities of continuing operations	(9,718)	(20,510)	(2,280)
Effect of exchange rate changes on cash and due from banks (CHF million)
Effect of exchange rate changes on cash and due from banks	(74)	(105)	(105)
Net cash provided by/(used in) operating activities of discontinued operations (CHF million)
Net cash provided by/(used in) operating activities of discontinued operations	0	6	21
Net increase/(decrease) in cash and due from banks (CHF million)
Net increase/(decrease) in cash and due from banks	264	775	(2,470)
Cash and due from banks at beginning of period	4,523	3,748	6,218
Cash and due from banks at end of period	4,787	4,523	3,748
Bank parent company and other subsidiaries
Operating activities of continuing operations (CHF million)
Net cash provided by/(used in) operating activities of continuing operations	15,912	(7,671)	25,809
Investing activities of continuing operations (CHF million)
(Increase)/decrease in interest-bearing deposits with banks	444	317	(1,019)
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	17,714	24,153	5,886
Purchase of investment securities	(676)	(276)	(1,232)
Proceeds from sale of investment securities	153	936	2,118
Maturities of investment securities	673	1,442	2,294
Investments in subsidiaries and other investments	(1,570)	(1,981)	(378)
Proceeds from sale of other investments	1,026	996	1,967
(Increase)/decrease in loans	(10,306)	(11,326)	(21,139)
Proceeds from sale of loans	1,483	1,090	689
Capital expenditures for premises and equipment and other intangible assets	(657)	(863)	(1,250)
Proceeds from sale of premises and equipment and other intangible assets	9	10	11
Other, net	202	3,441	187
Net cash provided by/(used in) investing activities of continuing operations	8,495	17,939	(11,866)
Financing activities of continuing operations (CHF million)
Increase/(decrease) in due to banks and customer deposits	22,252	(14,532)	27,456
Increase/(decrease) in short-term borrowings	(16,122)	(17,151)	25,899
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(6,947)	(19,791)	(23,085)
Issuances of long-term debt	37,227	36,338	30,255
Repayments of long-term debt	(52,830)	(49,371)	(26,617)
Issuances of common shares	0	0	(46)
Sale of treasury shares	0	0	615
Repurchase of treasury shares	0	0	(612)
Dividends paid/capital repayments	(305)	(321)	(481)
Excess tax benefits on share based awards	0	42
Other, net	923	5,317	1,405
Net cash provided by/(used in) financing activities of continuing operations	(15,802)	(59,469)	34,789
Effect of exchange rate changes on cash and due from banks (CHF million)
Effect of exchange rate changes on cash and due from banks	(1,141)	(1,070)	(586)
Net cash provided by/(used in) operating activities of discontinued operations (CHF million)
Net cash provided by/(used in) operating activities of discontinued operations	(1,027)	(352)	201
Net increase/(decrease) in cash and due from banks (CHF million)
Net increase/(decrease) in cash and due from banks	6,437	(50,623)	48,347
Cash and due from banks at beginning of period	56,853	107,476	59,129
Cash and due from banks at end of period	63,290	56,853	107,476
Bank
Operating activities of continuing operations (CHF million)
Net cash provided by/(used in) operating activities of continuing operations	22,038	(11,983)	37,095
Investing activities of continuing operations (CHF million)
(Increase)/decrease in interest-bearing deposits with banks	443	315	(1,020)
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	17,120	46,933	(14,681)
Purchase of investment securities	(676)	(276)	(1,232)
Proceeds from sale of investment securities	176	936	2,118
Maturities of investment securities	673	1,442	2,294
Investments in subsidiaries and other investments	(1,338)	(1,947)	(1,410)
Proceeds from sale of other investments	3,165	2,918	6,324
(Increase)/decrease in loans	(7,850)	(10,251)	(14,813)
Proceeds from sale of loans	1,483	1,090	689
Capital expenditures for premises and equipment and other intangible assets	(895)	(1,227)	(1,727)
Proceeds from sale of premises and equipment and other intangible assets	9	26	11
Other, net	115	3,676	189
Net cash provided by/(used in) investing activities of continuing operations	12,425	43,635	(23,258)
Financing activities of continuing operations (CHF million)
Increase/(decrease) in due to banks and customer deposits	22,347	(14,454)	27,429
Increase/(decrease) in short-term borrowings	6,002	(11,643)	4,098
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(36,347)	(39,958)	7,182
Issuances of long-term debt	37,914	37,217	33,650
Repayments of long-term debt	(56,312)	(54,465)	(36,591)
Issuances of common shares	0	0	(2)
Sale of treasury shares	0	0	615
Repurchase of treasury shares	0	0	(612)
Dividends paid/capital repayments	(305)	(321)	(481)
Excess tax benefits on share based awards	0	42	0
Other, net	1,181	3,603	(2,779)
Net cash provided by/(used in) financing activities of continuing operations	(25,520)	(79,979)	32,509
Effect of exchange rate changes on cash and due from banks (CHF million)
Effect of exchange rate changes on cash and due from banks	(1,215)	(1,175)	(691)
Net cash provided by/(used in) operating activities of discontinued operations (CHF million)
Net cash provided by/(used in) operating activities of discontinued operations	(1,027)	(346)	222
Net increase/(decrease) in cash and due from banks (CHF million)
Net increase/(decrease) in cash and due from banks	6,701	(49,848)	45,877
Cash and due from banks at beginning of period	61,376	111,224	65,347
Cash and due from banks at end of period	68,077	61,376	111,224
Group parent company
Operating activities of continuing operations (CHF million)
Net cash provided by/(used in) operating activities of continuing operations	400	357	431
Investing activities of continuing operations (CHF million)
(Increase)/decrease in interest-bearing deposits with banks	0	0	0
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0	0
Purchase of investment securities	(1,402)	0	0
Proceeds from sale of investment securities	0	0	0
Maturities of investment securities	0	0	0
Investments in subsidiaries and other investments	(2,458)	(3,584)	(101)
Proceeds from sale of other investments	481	110	9
(Increase)/decrease in loans	1,228	1,154	547
Proceeds from sale of loans	0	0	0
Capital expenditures for premises and equipment and other intangible assets	0	0	0
Proceeds from sale of premises and equipment and other intangible assets	0	0	0
Other, net	0	28	0
Net cash provided by/(used in) investing activities of continuing operations	(2,151)	(2,292)	455
Financing activities of continuing operations (CHF million)
Increase/(decrease) in due to banks and customer deposits	(500)	(1,015)	(1,514)
Increase/(decrease) in short-term borrowings	0	0	0
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0	0
Issuances of long-term debt	2,292	10	10
Repayments of long-term debt	0	(1,149)	(489)
Issuances of common shares	976	1,930	1,129
Sale of treasury shares	58	367	550
Repurchase of treasury shares	(217)	(495)	(201)
Dividends paid/capital repayments	(154)	(944)	(1,560)
Excess tax benefits on share based awards	1	0
Other, net	75	3,180	617
Net cash provided by/(used in) financing activities of continuing operations	2,531	1,884	(1,458)
Effect of exchange rate changes on cash and due from banks (CHF million)
Effect of exchange rate changes on cash and due from banks	(4)	57	567
Net cash provided by/(used in) operating activities of discontinued operations (CHF million)
Net cash provided by/(used in) operating activities of discontinued operations	0	0	0
Net increase/(decrease) in cash and due from banks (CHF million)
Net increase/(decrease) in cash and due from banks	776	6	(5)
Cash and due from banks at beginning of period	19	13	18
Cash and due from banks at end of period	795	19	13
Group Parent company - subsidiary that holds a banking license
Net increase/(decrease) in cash and due from banks (CHF million)
Dividend income from investments	161	166	162
Group Parent company - subsidiary that doesn't hold a banking license
Net increase/(decrease) in cash and due from banks (CHF million)
Dividend income from investments	208	46	188
Other Group subsidiaries
Operating activities of continuing operations (CHF million)
Net cash provided by/(used in) operating activities of continuing operations	(364)	(1,042)	1,096
Investing activities of continuing operations (CHF million)
(Increase)/decrease in interest-bearing deposits with banks	95	(131)	288
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	19	(540)
Purchase of investment securities	1,401	(204)	(310)
Proceeds from sale of investment securities	0	0	0
Maturities of investment securities	159	184	168
Investments in subsidiaries and other investments	2,004	3,492	(271)
Proceeds from sale of other investments	91	76	451
(Increase)/decrease in loans	(2,504)	(1,925)	(2,971)
Proceeds from sale of loans	0	0	0
Capital expenditures for premises and equipment and other intangible assets	(8)	(15)	(12)
Proceeds from sale of premises and equipment and other intangible assets	0	0	0
Other, net	7	(21)	33
Net cash provided by/(used in) investing activities of continuing operations	1,245	1,475	(3,164)
Financing activities of continuing operations (CHF million)
Increase/(decrease) in due to banks and customer deposits	616	2,902	1,825
Increase/(decrease) in short-term borrowings	0	3,803	0
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0	0
Issuances of long-term debt	(1,116)	1,178	574
Repayments of long-term debt	1,177	(322)	(47)
Issuances of common shares	0	0	0
Sale of treasury shares	9,706	7,988	10,688
Repurchase of treasury shares	(9,985)	(8,364)	(10,977)
Dividends paid/capital repayments	(105)	(31)	93
Excess tax benefits on share based awards	(1)	(42)
Other, net	(1,724)	(6,389)	(346)
Net cash provided by/(used in) financing activities of continuing operations	(1,432)	723	1,810
Effect of exchange rate changes on cash and due from banks (CHF million)
Effect of exchange rate changes on cash and due from banks	3	(124)	(508)
Net cash provided by/(used in) operating activities of discontinued operations (CHF million)
Net cash provided by/(used in) operating activities of discontinued operations	0	0	0
Net increase/(decrease) in cash and due from banks (CHF million)
Net increase/(decrease) in cash and due from banks	(548)	1,032	(766)
Cash and due from banks at beginning of period	368	(664)	102
Cash and due from banks at end of period	(180)	368	(664)